INCOME TAXES (Narrative) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Income Tax Disclosure [Line Items]
Valuation allowance	$ 5,311,368	$ 5,510,216	$ 5,573,835
Non-capital losses	4,699,606	4,376,843	3,834,262
Allowable capital losses	132,986	139,182	138,421
Uncertain tax liability inclusive of interest and penalties	846,446	813,855
Uncertainties before interest and penalties	789,112
Unrecognized tax benefits related to depreciation	401,824
Unrecognized tax benefits related to amortization	7,745
Unrecognized tax benefits, Interest	55,065
Unrecognized tax benefits, penalties	2,268
Unrecognized tax benefits	846,446	$ 813,855	$ 293,370
Oregon [Member]
Income Tax Disclosure [Line Items]
Net operating losses carryforward	$ 2,700,000
Operating losses carryforward period	15-year carryforward period with losses expiring between 2034 and 2038
Canadian [Member]
Income Tax Disclosure [Line Items]
Non-capital losses	$ 17,400,000
Allowable capital losses	$ 985,000